Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Leases [Abstract]
Schedule of right-of-use assets	The balances for the right-of-use assets where the Company is the lessee are presented as follow:
	As of June 30,	As of March 31,
	2022	2023
Right-of-use assets	$295,804	$4,359,274

Lease liabilities – current	$347,541	$917,310
Lease liabilities – non-current	-	3,608,580
Total	$347,541	$4,525,890

The balances for the right-of-use assets where the Company is the lessee are presented as follow:
	As of June 30,
	2021	2022
Right-of-use assets	$440,573	$295,804

Lease liabilities - current	$207,972	$347,541
Lease liabilities – non-current	270,140	-
Total	$478,112	$347,541

Schedule of lease liabilities	As of March 31, 2023, the maturities of our lease liabilities (excluding short-term leases) are as follows:
As of March 31, 2023
2024	1,243,979
2025	1,328,088
2026	1,372,447
2027	1,071,992
2028	322,704
Total future lease payments	5,339,210
Less: imputed interest	(813,320)
Total lease liabilities	4,525,890
As of June 30, 2022, the maturities of our lease liabilities (excluding short-term leases) are as follows:
As of June 30, 2022
Undiscounted liabilities due in 2023	358,539
Less: imputed interest	10,998
Total lease liabilities	347,541

Schedule of right-of-use assets obtained in exchange for new lease liabilities	The right-of-use assets obtained in exchange for new lease liabilities in the year ended June 30, 2021 are as follows:
Years ended June 30, 2021
Total operating lease cost:	502,966
Weighted-average remaining lease term	2 years
Weighted-average discount rate	6%